Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Land Use Right [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible assets, net estimated useful lives	32 years
Land Use Right [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible assets, net estimated useful lives	50 years
Licensed Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Intangible assets, net estimated useful lives	5 years